Transition disclosures - Classification and measurement detail - Financial liabilities (Details) - GBP (£) £ in Millions	Aug. 01, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			£ 1,067,232
IFRS 9 impairment change		£ (341)
Total, IFRS 9 carrying amount		1,067,575
Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			40,338
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		15,053
Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			68,143
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		65,925
Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			398,701
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		379,841
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			173,718
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		220,083
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		25,287
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		2,218
Increase (decrease) due to changes in accounting policy [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		18,860
Balance sheet presentation changes
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			0
Balance sheet presentation changes | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			68,143
Balance sheet presentation changes | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			398,701
Balance sheet presentation changes | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Opening balance, IAS 39 carrying amount			£ 0
IFRSs 9 [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRSs 9 [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRSs 9 [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRSs 9 [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRSs 9 [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRSs 9 [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 15 Impact [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
IFRS 9 classification and measurement [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		2
IFRS 9 classification and measurement [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		(25,285)
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		(2,218)
IFRS 9 classification and measurement [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		(18,860)
IFRS 9 classification and measurement [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		46,365
Classification [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		46,363
Classification [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		25,285
Classification [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		2,218
Classification [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		18,860
Measurement [member] | Financial liabilities designated at fair value [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		2
Measurement [member] | Financial liabilities designated at fair value [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		2
Measurement [member] | Financial liabilities designated at fair value [member] | Cash collateral and settlement balances [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		0
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Repurchase agreements and other similar secured borrowing [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities	£ 2
Measurement [member] | Financial liabilities designated at fair value [member] | Financial liabilities at amortised cost [member] | Deposits at amortised cost [member]
Disclosure of financial liabilities at date of initial application of IFRS 9 [abstract]
Amount of reclassifications or changes in presentation, liabilities		£ 0